Note 7 - Stockholders' Equity (Deficit) (Details) - Summary of Stock Options and Changes During Period (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Stock Options and Changes During Period [Abstract]
Balance Outstanding - Shares	548,950		568,950	460,700	451,950
Balance Outstanding - Weighted Average Exercise Price	$ 8.423		$ 8.320	$ 9.87	$ 11.29
Balance Outstanding - Weighted Average Remaining Contractual Term	4 years 117 days		4 years 309 days	5 years 68 days	6 years 59 days
Balance Outstanding - Aggregate Intrinsic Value	$ 0		$ 86,271	$ 119,241	$ 1,140,059
Exercisable at December 31, 2013	390,105		305,471
Exercisable at December 31, 2013	$ 9.042		$ 9.52
Exercisable at December 31, 2013			3 years 343 days
Exercisable at December 31, 2013	$ 0		$ 84,475
Granted - Shares	10,000	10.10	208,250	10,000
Granted - Weighted Average Exercise Price	$ 3.800		$ 5.74	$ 10.00
Granted - Weighted Average Remaining Contractual Term	7 years		6 years 137 days	6 years 6 months
Cancelled - Shares	(30,000)		(100,000)	(1,250)
Cancelled - Weighted Average Exercise Price	$ 5.000		$ 10.10	$ 11.10